Carillon Chartwell Small Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 1.6%
AAR Corp. (a)	6,078	$665,298

Air Freight & Logistics - 1.6%
Hub Group, Inc. - Class A	17,705	638,088

Automobile Components - 2.1%
Gentherm, Inc. (a)	17,929	498,067
Visteon Corp.	3,934	358,427
		856,494

Banks - 17.4%
Atlantic Union Bankshares Corp.	18,543	662,727
Columbia Banking System, Inc.	25,877	709,806
CVB Financial Corp.	27,668	536,482
First Financial Bancorp	18,395	512,853
FNB Corp.	45,369	758,570
Old National Bancorp	34,658	765,942
Provident Financial Services, Inc.	25,912	548,298
Renasant Corp.	21,047	760,428
Towne Bank	20,073	675,858
United Bankshares, Inc.	17,346	718,471
United Community Banks, Inc.	16,941	533,472
		7,182,907

Beverages - 1.3%
Primo Brands Corp.	28,631	539,122

Building Products - 1.8%
Quanex Building Products Corp.	19,592	352,068
Trex Co., Inc. (a)	10,879	396,213
		748,281

Capital Markets - 1.2%
Cohen & Steers, Inc.	7,581	474,191

Chemicals - 7.2%
Ashland, Inc.	9,723	540,696
Avient Corp.	18,506	671,768
HB Fuller Co.	10,142	625,559
Methanex Corp.	8,274	492,634
Quaker Chemical Corp.	5,106	634,318
		2,964,975

Commercial Services & Supplies - 1.1%
MillerKnoll, Inc.	32,702	472,871

Construction & Engineering - 1.3%
Centuri Holdings, Inc. (a)	18,884	551,602

Consumer Staples Distribution & Retail - 1.2%
PriceSmart, Inc.	3,154	474,677

Electrical Equipment - 1.1%
nVent Electric PLC	3,861	456,679

Electronic Equipment, Instruments & Components - 4.9%
CTS Corp.	7,093	338,762
IPG Photonics Corp. (a)	8,171	936,315
Rogers Corp. (a)	6,967	747,768
		2,022,845

Energy Equipment & Services - 4.5%
Cactus, Inc. - Class A	14,015	663,890
Patterson-UTI Energy, Inc.	32,979	357,163
Weatherford International PLC	8,966	848,004
		1,869,057

Food Products - 1.8%
Nomad Foods Ltd.	78,785	757,124

Gas Utilities - 1.5%
ONE Gas, Inc.	7,070	608,939

Ground Transportation - 1.4%
Werner Enterprises, Inc.	20,205	594,229

Health Care Equipment & Supplies - 5.7%
CONMED Corp.	12,354	436,838
Envista Holdings Corp. (a)	24,933	632,550
ICU Medical, Inc. (a)	4,141	534,810
Integer Holdings Corp. (a)	8,420	740,960
		2,345,158

Hotel & Resort REITs - 2.0%
Pebblebrook Hotel Trust	31,985	403,971
Ryman Hospitality Properties, Inc.	4,612	425,549
		829,520

Hotels, Restaurants & Leisure - 1.3%
Wyndham Hotels & Resorts, Inc.	6,658	540,829

Household Durables - 0.7%
Century Communities, Inc.	5,063	290,515

Industrial REITs - 2.0%
First Industrial Realty Trust, Inc.	5,897	341,142
STAG Industrial, Inc.	12,904	465,318
		806,460

Insurance - 1.3%
Selective Insurance Group, Inc.	7,071	533,083

IT Services - 1.0%
EPAM Systems, Inc. (a)	3,129	423,667

Leisure Products - 1.4%
Malibu Boats, Inc. - Class A (a)	22,391	580,375

Life Sciences Tools & Services - 1.7%
Bruker Corp.	19,076	689,025

Machinery - 6.1%
Gates Industrial Corp. PLC (a)	24,613	556,500
Helios Technologies, Inc.	13,709	887,110
JBT Marel Corp.	4,185	535,136
Kennametal, Inc.	15,041	543,431
		2,522,177

Metals & Mining - 1.0%
Materion Corp.	2,856	413,120

Multi-Utilities - 1.6%
Northwestern Energy Group, Inc.	10,192	672,060

Office REITs - 0.6%
Highwoods Properties, Inc.	11,324	242,447

Oil, Gas & Consumable Fuels - 3.5%
BKV Corp. (a)	14,439	411,800
CNX Resources Corp. (a)	13,375	515,606
Matador Resources Co.	8,041	508,031
		1,435,437

Pharmaceuticals - 1.9%
Elanco Animal Health, Inc. (a)	32,325	773,537

Professional Services - 1.2%
Korn Ferry	8,054	506,999

Real Estate Management & Development - 1.4%
Cushman & Wakefield Ltd. (a)	47,842	586,543

Residential REITs - 0.7%
Independence Realty Trust, Inc.	19,542	290,980

Retail REITs - 1.0%
Kite Realty Group Trust	16,068	394,469

Semiconductors & Semiconductor Equipment - 4.3%
Diodes, Inc. (a)	13,178	899,530
Ichor Holdings Ltd. (a)	18,348	855,201
		1,754,731

Specialized REITs - 1.6%
Four Corners Property Trust, Inc.	14,564	344,439
Smartstop Self Storage REIT, Inc.	10,997	332,989
		677,428

Specialty Retail - 1.7%
Valvoline, Inc. (a)	21,343	718,832

Textiles, Apparel & Luxury Goods - 1.5%
Kontoor Brands, Inc.	8,572	602,526
TOTAL COMMON STOCKS (Cost $32,439,852)		40,507,297

TOTAL INVESTMENTS - 98.2% (Cost $32,439,852)		40,507,297
Other Assets in Excess of Liabilities - 1.8%		726,022
TOTAL NET ASSETS - 100.0%		$41,233,319

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,507,297	$–	$–	$40,507,297
Total Investments	$40,507,297	$–	$–	$40,507,297

Refer to the Schedule of Investments for further disaggregation of investment categories.